Digital Assets - Additional Information (Detail)	Oct. 19, 2025 XRP $ / shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 28, 2025 USD ($)
Digital Assets [Line Items]
Contributed XRP units | XRP	126,791,458
Digital assets | $		$ 348,778,304	$ 612,924,401	$ 0	$ 0
Pathfinder Digital Assets LLC [Member]
Digital Assets [Line Items]
Contributed XRP units | XRP	126,791,458
Maximum company exchange | XRP	30,000,000
Initial subscribed shares | $ / shares	$ 10
Digital assets | $		0	0	$ 0
Fair value of adjustment units | $		$ 0	$ 0
Pathfinder Digital Assets LLC [Member] | Pubco Class A Common Shares [Member]
Digital Assets [Line Items]
Maximum percentage of contributed XRP units	9.90%